Common Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Statement of Stockholders' Equity [Abstract]
Common Stock
7. Common Stock
Each share of common stock is entitled to one vote. The holders of shares of common stock are entitled to receive dividends, if and when declared by the Board of Directors. Prior to the IPO, the voting, dividend, and liquidation rights of the holders of common stock were subject to, and qualified by, the rights, powers, and preferences of the holders of Series B and Series
A-1
as described above.
Upon the closing of the IPO, Company changed its authorized capital stock to include 100,000,000 shares designated as common stock with a par value of $0.0001 per share.
Restricted Stock
The Company issued restricted stock to its founders and certain officers of the Company. In general, the shares of restricted stock vest over a four-year period, with 25% of the shares vesting after one year, followed by monthly vesting over the remaining three years. A summary of non-vested
restricted stock during the nine months ended September 30, 2020 is as follows:

	AMOUNT	WEIGHTED-AVERAGE GRANT DATE FAIR VALUE
Balance at December 31, 2019	41,602	$1.57
Repurchases	—	—
Issuances	—	—
Vested	(19,197)	1.57

Balance at September 30, 2020	22,405	$1.57

Common Stock Warrants
The Company issued warrants to purchase common stock (the “Common Stock Warrants”) in connection with its Series A financing in March 2016. The Common Stock Warrants allow for the holders to purchase 71,544 shares of common stock at $1.21 per share. As of September 30, 2020, all of the Common Stock Warrants were fully exercisable. The Common Stock Warrants expire in 2031.
Reserved Shares
The Company had reserved shares of common stock for the conversion or exercise of the following securities:

SEPTEMBER 30, 2020
Conversion of Series A-1	6,328,894
Conversion of Series B	8,622,625
Exercise of Common Stock Warrants	71,544
Exercise of options to purchase common stock	2,109,151
Vesting of restricted stock	22,405
Shares available for issuance under the 2016 Plan	19,048

Total	17,173,667

8. Common Stock
Each share of common stock is entitled to one vote. The holders of shares of common stock are entitled to receive dividends, if and when declared by the Board of Directors. The voting, dividend, and liquidation rights of the holders of common stock are subject to, and qualified by, the rights, powers, and preferences of the holders of Series B and
Series A-1
as described above.
Restricted Stock
The Company issued restricted stock to its founders and certain officers of the Company. In general, the shares of restricted stock vest over a four-year period, with 25% of the shares vesting after one year, followed by monthly vesting over the remaining three years. A summary of non-vested
restricted stock during the year ended December 31, 2019 is as follows:

	AMOUNT	WEIGHTED-AVERAGE GRANT DATE FAIR VALUE
Balance at December 31, 2018	154,590	$1.57
Repurchases	(41,676)	1.57
Issuances	—	—
Vested	(71,312)	1.57

Balance at December 31, 2019	41,602	$1.57

Common Stock Warrants
The Company issued the Common Stock Warrants in connection with its Series A financing in March 2016 (as described in Note 7). The Common Stock Warrants allow for the holders to purchase 71,544 shares of common stock at $1.21 per share. As of December 31, 2019, all of the Common Stock Warrants were fully exercisable. The Common Stock Warrants expire in 2031.

The Company has reserved shares of common stock for the conversion or exercise of the following securities:

DECEMBER 31, 2019
Conversion of Series A-1	6,328,894
Conversion of Series B	5,173,569
Exercise of common stock warrants	71,544
Exercise of options to purchase common stock	1,991,066
Vesting of restricted stock	41,602
Shares available for issuance under the Plan	201,224

Total	13,807,899